Debt, New Loan Agreement (FY) (Details) - Silicon Valley Bank [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2016	Aug. 05, 2016
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 5,000	$ 5,000
Term Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity				$ 4,000	$ 4,000
Maturity date	Nov. 30, 2016	Nov. 30, 2016
Revolving Line [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity	$ 1,000	$ 1,000
Maturity date	Mar. 31, 2020	Mar. 31, 2020
Total borrowings outstanding	$ 0	$ 0	$ 0
Revolving Line [Member] | Floating Annual Rate [Member]
Line of Credit Facility [Abstract]
Interest rate	1.75%	1.75%
Revolving Line [Member] | Prime Rate [Member]
Line of Credit Facility [Abstract]
Interest rate	1.00%	1.00%